INTANGIBLE ASSETS - Goodwill breakdown (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS
Goodwill		R$ 23,026,429	R$ 23,059,172
Capital contribution to CyberCo Brasil (note 1.c)	R$ 32,743	(2,770)
Ajato Telecomunicacao Ltda.
INTANGIBLE ASSETS
Goodwill		149	149
Spanish and Figueira, by the merger of Telefonica Data Brasil Holding (TDBH) in 2006
INTANGIBLE ASSETS
Goodwill		212,058	212,058
Santo Genovese Participacoes, Atrium Telecomunicacoes, which took place in 2004
INTANGIBLE ASSETS
Goodwill		71,892	71,892
Telefonica Televisao Participacoes, former Navytree, occurred in 2008
INTANGIBLE ASSETS
Goodwill		780,693	780,693
Vivo Participacoes, occurred in 2011
INTANGIBLE ASSETS
Goodwill		9,124,496	9,157,239
GVT Participacoes, occurred in 2015
INTANGIBLE ASSETS
Goodwill		R$ 12,837,141	R$ 12,837,141